GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill
Beginning balance	¥ 4,934,235		¥ 1,805,689
New additions	17,978		3,270,301
Disposal	(1,989)
Impairment provided	(93,417)		(141,755)	¥ (732,400)
Ending balance	4,856,807	$ 684,067	4,934,235	1,805,689
Existing home transaction services
Goodwill
Beginning balance	598,382		594,908
New additions	17,978		62,496
Disposal	(1,989)
Impairment provided	(59,163)		(59,022)
Ending balance	555,208		598,382	594,908
New home transaction services
Goodwill
Beginning balance	1,128,048		1,210,781
New additions	0		0
Disposal	0
Impairment provided	(34,254)		(82,733)
Ending balance	1,093,794		1,128,048	1,210,781
Home Renovation and Furnishing Services [Member]
Goodwill
Beginning balance	3,207,805		0
New additions	0		3,207,805
Disposal	0
Impairment provided	0		0
Ending balance	¥ 3,207,805		¥ 3,207,805	¥ 0